INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Expenses classified by nature and function
Amortization of intangible assets	$ 3,248,270	$ 3,026,403
Depreciation of property, plant and equipment	1,530,447	1,524,370
Depreciation of leased assets	1,052,983	760,728
Obsolescence	457,274	614,618
Production costs
Expenses classified by nature and function
Amortization of intangible assets	82,507	100,139
Commissions and royalties	306,022
Import and export expenses		49,057
Depreciation of property, plant and equipment	743,821	708,432
Depreciation of leased assets	416,521	163,503
Freight and haulage	115,172	707,583
Employee benefits and social securities	1,888,221	2,468,217
Maintenance	364,935	514,044
Energy and fuel	184,245	229,327
Supplies and materials	103,506	199,331
Mobility and travel	97,802	31,928
Contingencies	9,378
Share-based incentives		76,813
Professional fees and outsourced services	478,907	525,950
Office supplies and registrations fees	3,171	44,297
Insurance	40,341	59,825
Information technology expenses	7,592	11,572
Obsolescence	457,274	550,468
Taxes	14,199	47,130
Miscellaneous	4,987	16,275
Total	5,318,601	6,503,891
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	1,372,964	1,563,963
Analysis and storage		2,914
Commissions and royalties	315,581	811,802
Import and export expenses	144,543	420,520
Depreciation of property, plant and equipment	555,998	617,740
Depreciation of leased assets	636,462	580,889
Impairment of receivables	655,034	184,879
Freight and haulage	1,179,363	2,523,323
Employee benefits and social securities	8,908,358	10,040,415
Maintenance	658,015	796,348
Energy and fuel	26,378	23,523
Supplies and materials	358,030	872,326
Mobility and travel	945,951	1,170,011
Publicity and advertising	1,049,481	1,381,283
Contingencies	24,073	297,159
Share-based incentives	533	659,327
Professional fees and outsourced services	2,316,544	1,813,064
Professional fees related parties		44,638
Office supplies and registrations fees	227,893	347,914
Insurance	804,730	677,363
Information technology expenses	514,270	792,095
Obsolescence		64,150
Taxes	2,398,466	4,478,319
Miscellaneous	44,393	161
Total	23,137,060	30,164,126
Total
Expenses classified by nature and function
Amortization of intangible assets	1,455,471	1,664,102
Analysis and storage		2,914
Commissions and royalties	621,603	811,802
Import and export expenses	144,543	469,577
Depreciation of property, plant and equipment	1,299,819	1,326,172
Depreciation of leased assets	1,052,983	744,392
Impairment of receivables	655,034	184,879
Freight and haulage	1,294,535	3,230,906
Employee benefits and social securities	10,796,579	12,508,632
Maintenance	1,022,950	1,310,392
Energy and fuel	210,623	252,850
Supplies and materials	461,536	1,071,657
Mobility and travel	1,043,753	1,201,939
Publicity and advertising	1,049,481	1,381,283
Contingencies	33,451	297,159
Share-based incentives	533	736,140
Professional fees and outsourced services	2,795,451	2,339,014
Professional fees related parties		44,638
Office supplies and registrations fees	231,064	392,211
Insurance	845,071	737,188
Information technology expenses	521,862	803,667
Obsolescence	457,274	614,618
Taxes	2,412,665	4,525,449
Miscellaneous	49,380	16,436
Total	$ 28,455,661	$ 36,668,017